Borrowings - Secured Credit Facilities Navios Holdings and Navios Asia (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 20, 2013 Loan Facility Credit Agricole ($22,500) Navios Asia	Jun. 30, 2014 Loan Facility Credit Agricole ($22,500) Navios Asia	Jun. 27, 2014 Loan Facility DVB Bank SE, Credit Agricole Corporate, Investment Bank and Norddeutsche Landesbank Girozentrale ($30,000) Navios Holdings	Jun. 30, 2014 Loan Facility DVB Bank SE, Credit Agricole Corporate, Investment Bank and Norddeutsche Landesbank Girozentrale ($30,000) Navios Holdings	Jun. 30, 2014 Secured debt
Debt Instrument [Line Items]
Issuance date/Date of agreement		Dec. 20, 2013		Jun. 27, 2014
Face amount at issuance date		$ 22,500		$ 30,000
Interest Rate		LIBOR plus 3,00%		LIBOR plus 2,75%		LIBOR plus spread ranging from 2,25% to 3,60%
Number of loan tranches		2
Debt instrument amount drawn down			11,250		30,000
Amount repaid	9,596
Loans outstanding						$ 249,218